Income Tax - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	20.00%	20.00%	20.00%
Amount of uncertain tax position (excluding interest and penalties) included in the consolidated balance sheets	$ 451	$ 674	$ 706
Interest	845	1,200	966
Unused tax losses [Member]
Disclosure of income tax expense [Line Items]
Unused net operating losses for which no deferred tax assets have been recognized	4,038	3,084	2,803
Tax losses unrecognized deferred tax assets (before tax effect)	18,422	13,698	12,769
Deductible Temporary Differences [Member]
Disclosure of income tax expense [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	1,030	792	1,144
Deductible temporary differences (before tax effect) not recognized deferred tax assets.	4,695	3,557	4,930
Uncertain tax position [Member]
Disclosure of income tax expense [Line Items]
Interest	81	108	114
Penalty	0	0	0
Interest reversed	223	0	276
Penalty reversed	71	0	87
Exchange differences relating to interest	(12)	(41)	65
Exchange differences relating to penalty	$ (6)	$ (25)	$ 38
Singapore (Country of domicile) [Member]
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	17.00%	17.00%	17.00%
Withholding tax on dividends	0.00%	0.00%	0.00%
Thailand (Country of domicile) [Member]
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	20.00%	20.00%	20.00%
Withholding tax on dividends	10.00%	10.00%	10.00%
Australia (Country of domicile) [Member]
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	30.00%	30.00%	30.00%
The People's Republic of China (Country of domicile) [Member]
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	25.00%	25.00%	25.00%
Withholding tax on dividends	10.00%	10.00%	10.00%